INCOME TAXES - Income tax provision (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Federal:
Deferred	$ (272,783)
Change in valuation allowance	272,783
Valuation allowance	$ 272,783